GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash-generating units
Goodwill	$ 32,965	$ 33,745
Period covered by financial budgets used in cash flow projections	5 years
Israel telemedicine
Cash-generating units
Goodwill	$ 2,954	$ 3,044
Pre-tax discount rate applied to cash flow projections	20.70%	19.10%
Growth rate used to extrapolate cash flow projections	3.20%	3.20%
Israel telemedicine | 5 year forecast
Cash-generating units
Growth rate used to extrapolate cash flow projections	3.20%	4.00%
Israel Mediton
Cash-generating units
Goodwill	$ 16,111	$ 16,606
Pre-tax discount rate applied to cash flow projections	19.40%	18.30%
Growth rate used to extrapolate cash flow projections	3.20%	3.20%
Recoverable amount of the CGU exceeding its carrying amount	$ 3,000
Pre-tax discount rate	20.90%
Long term growth rate	1.40%
Israel Mediton | 5 year forecast
Cash-generating units
Growth rate used to extrapolate cash flow projections	4.90%	5.40%
Germany
Cash-generating units
Goodwill	$ 13,900	$ 14,095
Pre-tax discount rate applied to cash flow projections	20.50%	16.80%
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Recoverable amount of the CGU exceeding its carrying amount	$ 800
Pre-tax discount rate	21.00%
Long term growth rate	2.20%
Reduction in annual growth rate	(1.90%)
Germany | 5 year forecast
Cash-generating units
Growth rate used to extrapolate cash flow projections	11.30%	13.80%